Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 16,958	$ 14,221
Restricted cash	1,934	280
Accounts receivable, net	2,643	642
Balance due from related parties, current	0	5,643
Inventories	599	536
Other current assets	2,903	49
Prepaid expenses	100	0
Total current assets	25,137	21,371
Non-current assets
Vessels, net	342,693	177,597
Intangible assets	25,350	58,496
Deferred drydock and special survey costs, net	11,386	3,582
Balance due from related parties, non-current	7,862	5,765
Other long-term assets	1,099	0
Total non-current assets	388,390	245,440
Total assets	413,527	266,811
Current liabilities
Accounts payable	3,574	582
Accrued expenses	2,302	3,934
Deferred income and cash received in advance	2,152	2,544
Balance due to related parties, current	4,065	0
Financial liability short term, net	7,665	0
Current portion of long-term debt, net	27,626	42,499
Total current liabilities	47,384	49,559
Non-current liabilities
Long-term financial liability, net of current portion	78,100	0
Long-term debt, net of current portion	105,570	76,534
Total non-current liabilities	183,670	76,534
Total liabilities	231,054	126,093
Commitment and contingencies
Partners' capital
Common unit holders —34,603,100 and 29,148,554 common units issued and outstanding as of December 31, 2018 and December 31,2017, respectively	182,473	140,718
Total Partners’ capital	182,473	140,718
Total liabilities and Partners’ capital	$ 413,527	$ 266,811